Taxation (Composition of Income Tax Expense, Current and Deferred Portions of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TAXATION [Abstract]
Income/(loss) from foreign entities	$ (79,263)	$ 5,371	$ 53,752
Income from PRC entities	201,869	163,282	190,930
Income before income tax expense	122,606	168,653	244,682
Current income tax expense	38,625	9,109	44,668
Deferred tax	1,524	11,403	8,009
Income tax expenses applicable to PRC entities	40,149	20,512	52,677
Foreign withholding tax expense	618	1,071	1,378
Income tax expense	$ 40,767	$ 21,583	$ 54,055